Trade and Other Payables, Net	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other payables [text block] [Abstract]
Trade and other payables, net

Note 21. Trade and other payables, net

	As of December 31
		2020	2019
	2021	Restated	Restated
Trade payables	$70,167	$84,480	$94,207

Other payables
Trade current accounts	3,259	4,430	4,277
Interest payable	1,870	2,236	1,525
Withholdings and payroll contributions	6,619	2,831	3,243
Others	3,466	139	1,356
Total other payables	15,214	9,636	10,401
Total accounts payable	$85,381	$94,116	$104,608